S000107716 [Member] Expense Example - NORTHERN TRUST 2036 INFLATION-LINKED DISTRIBUTING LADDER ETF - NORTHERN TRUST 2036 INFLATION-LINKED DISTRIBUTING LADDER ETF	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32